CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Statement) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net loss attributable to common stockholders	$ (143,231)	$ (115,782)	$ (263,455)	$ (148,928)	$ (370,866)	$ (88,656)	$ (64,293)
Other comprehensive income (loss):
Foreign currency translation adjustment, net of tax	78	0	(235)	0	239	0	0
Comprehensive loss	$ (143,153)	$ (115,782)	$ (263,690)	$ (148,928)	$ (370,627)	$ (88,656)	$ (64,293)